INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, Wisconsin  53233

September 26, 2016

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of the 361 Small Cap Diversified Equity Fund

The Trust is filing Post-Effective Amendment No. 794 to its Registration Statement under Rule 485(a)(2) to create the new series 361 Small Cap Diversified Equity Fund.

Please direct your comments to the undersigned at (626) 385-5777.  Thank you.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake
Investment Managers Series Trust
Secretary